Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GW&K Municipal Enhanced Yield Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the GW&K Municipal Enhanced Yield Fund (the "Fund") is to provide investors with a high level of current income that is exempt from federal income tax.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is also an objective, but is secondary to income.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 31%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the
		impact of the Fund's contractual expense limitation through May 1, 2013.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	In pursuing its investment objective, which is a fundamental policy that may not be changed without shareholder approval, the Fund, under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated fixed income securities that are exempt from federal income tax. This policy is also fundamental and may not be changed without shareholder approval. In addition, up to 50% of the Fund's net assets, plus the amount of any borrowings for investment purposes, may be invested in securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 35% of its total assets in unrated securities, and may invest up to 50% of its total assets in unrated securities and high yield securities. High yield securities (commonly known as "junk bonds") are those securities that are rated below investment grade (i.e., rated below Baa/BBB by
Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation
("S&P"), respectively, or another nationally recognized statistical rating organization, or unrated but determined by GW&K, the Fund's Subadvisor, to be of comparable credit quality). The Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The Fund's average weighted portfolio maturity and duration will vary from time to time depending on the Subadvisor's views on the direction of interest rates.

Although the Fund seeks to be diversified by geography and sector, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. GW&K may also allocate a significant portion of the Fund to a specific segment of the municipal bond yield. In particular, the Fund often favors bonds with more than
10 years to maturity that offer higher yields. Presently, a significant portion of the Baa/BBB municipal security universe is composed of hospital bonds.
Accordingly, hospital bonds currently, and may in the future, comprise a significant portion of the Fund's portfolio.

Within limits, the Fund also may use certain derivatives (e.g., futures, options), which are investments whose value is determined by underlying
		securities, indices or reference rates.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Municipal Market Risk-factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Hospital bonds currently, and may in the future, comprise a significant portion of the Fund's portfolio. Unique risks of the hospital sector, including, but not limited to, rising costs, increase in the number of uninsured patients, and government intervention in the health care
		sector, may hinder issuers' ability to service hospital bonds.
Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes)
is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call
800.835.3879.

The performance information shown in the bar chart is that of the Fund's
Institutional Class shares and includes historical performance of the Fund for periods prior to November 10, 2008, which was the date the Fund was reorganized
		from BNY Hamilton to Managers.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/11 (Institutional Class)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 13.28% (1st Quarter 2009) Worst Quarter: -17.67% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only, and after-tax returns for Investor Class and Service Class
		shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund | Barclays U.S. Municipal Bond BAA Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Municipal Bond BAA Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2009
Average Annual Returns, Since Inception Secondary	ck0001089951_AverageAnnualReturnSinceInceptionSecondary	3.15%
Average Annual Returns, Inception Date Secondary	ck0001089951_AverageAnnualReturnInceptionDateSecondary	Dec. 30, 2005
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	751
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,679
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2009
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,396
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Service Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2009
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,107
Annual Return 2006	rr_AnnualReturn2006	7.37%
Annual Return 2007	rr_AnnualReturn2007	(4.93%)
Annual Return 2008	rr_AnnualReturn2008	(24.72%)
Annual Return 2009	rr_AnnualReturn2009	37.62%
Annual Return 2010	rr_AnnualReturn2010	4.15%
Annual Return 2011	rr_AnnualReturn2011	13.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.67%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the "Investment Manager") and Gannett Welsh & Kotler, LLC ("GW&K") have contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.64% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.14%, 0.89% and 0.64%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.